Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets
Statutory general reserve fund	10.00%
Total restricted net assets	¥ 1,390,688	¥ 1,409,955